Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS:
	December 31, 2024	December 31, 2023
Prepaid expenses	240	176
Institutions	183	164
Restricted Cash	90	89
Others	74	3
Total	587	432